Geographic Information (Tables)	12 Months Ended
Aug. 29, 2013
Segment Reporting [Abstract]
Schedule of geographic net sales and property, plant and equipment by geographic area
Geographic net sales based on customer ship-to location were as follows:

For the year ended	2013	2012	2011
China	$3,783	$2,936	$2,983
United States	1,512	1,262	1,363
Asia Pacific (excluding China, Taiwan and Malaysia)	1,342	1,241	1,518
Taiwan	980	1,022	744
Europe	820	827	924
Malaysia	193	546	737
Other	443	400	519
	$9,073	$8,234	$8,788

Net property, plant and equipment by geographic area were as follows:

As of	2013	2012	2011
Singapore	$3,225	$3,270	$3,569
United States	3,041	3,246	3,487
Japan	615	2	1
China	350	328	179
Taiwan	307	—	—
Israel	28	59	94
Italy	18	163	190
Other	42	35	35
	$7,626	$7,103	$7,555